Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories

Note 4: Inventories

Inventories (stated at the lower of cost or market, cost being determined on a FIFO basis) as of December 31, 2014, and 2013 consist of the following:

	2014	2013
	(in millions)
Raw materials	$1,672	$1,956
Work-in-process	552	949
Finished goods	4,784	4,505
Total inventories	$7,008	$7,410